Note 32 Leverage Ratio (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leverage ratio [Line Items]
Tier 1	€ 56,822	€ 52,150	€ 47,931
Exposure to leverage ratio	€ 834,488	€ 797,888	€ 737,990
Leverage ratio	6.81%	6.54%	6.49%